Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Inventory Disclosure [Text Block]
Note 3 - Inventories

As of September 30, 2012 and December 31, 2011, inventories consisted of the following:

	September30,	December 31,
	2012	2011
	(Unaudited)
Raw material	$29,711	$28,667
Work in progress	585,435	436,980
Finished goods	2,163,481	1,382,434

	$2,778,627	$1,848,081

Note 3 - Inventory

As of December 31, 2011 and 2010, inventory consisted of the following:

	2011	2010
Raw material	$28,667	$160,302
Work in progress	436,980	575,067
Finished goods	1,382,434	282,335

	$1,848,081	$1,017,704